Fees Summary	Aug. 06, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 456,000
Previously Paid Amount	0.00
Total Fee Amount	67.31
Total Offset Amount	0.00
Net Fee	67.31
Narrative - Max Aggregate Offering Price	$ 456,000
Final Prospectus	true